Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital

Note 10: Capital

10.1 Share Capital Issued

The share capital, as of December 31, 2018, is set at the sum of €3,015,777.70. It is divided into 30,157,777 fully authorized, subscribed and paid-up shares with a nominal value of €0.10.

This number does not include share warrants (“BSA”), employee warrants (“BSPCE”), stock-options (“SO”) and performance shares (“AGA”) granted to certain investors and to certain natural persons, both employees and non-employees of the Company.

All the shares give their owners the right to a proportional share of the income and the net assets of the Company.

The table below presents the historical changes in the share capital of the Company as of December 31, 2016 , 2017 and 2018:

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2016	K€	2,420.5	K€	403,910.4	24,205,129		€0.10
01/05/16	Capital increase by issuance of common shares	K€	0.6	K€	32.7	6,495
02/16/16	Issue of share subscription warrants	K€		K€	471.1			€0.10
04/06/16	Capital increase by incorporation of reserve	K€	10.2	K€	(10.2)	101,829		€0.10
05/27/16	Capital increase by issuance of common shares	K€	0.2	K€	7.5	1,500		€0.10
06/03/16	Capital increase by issuance of common shares	K€	15.6	K€	(15.6)	156,000		€0.10
06/06/16	Capital increase by issuance of common shares	K€	6.0	K€	301.2	59,890		€0.10
06/10/16	Capital increase by issuance of common shares	K€	3.5	K€	176.0	34,985		€0.10
07/18/16	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
08/21/16	Issue of share subscription warrants	K€		K€	106		€
08/04/16	Capital increase by issuance of common shares	K€	1.0	K€	50.4	10,020		€0.10
08/24/16	Capital increase by issuance of common shares	K€	0.7	K€	37.1	7,380		€0.10
08/30/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
08/31/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/01/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/02/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/05/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/06/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/06/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/08/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/09/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/12/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/12/16	Capital increase by issuance of common shares	K€	0.5	K€	23.1	4,590		€0.10
11/25/16	Capital increase by issuance of common shares	K€	0.6	K€	30.2	6,000		€0.10

	Balance as of December 31, 2016	K€	2,464.9	K€	405,882.5	24,648,828		€0.10

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2017	K€	2,464.9	K€	405,882.5	24,648,828		€0.10
02/03/17	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
02/09/17	Issue of share subscription warrants	K€		K€	237.4		€
05/16/17	Capital increase by issuance of common shares	K€	4.0	K€	170.7	40,365		€0.10
07/12/17	Capital increase by issuance of common shares	K€	0.2	K€	8.3	1,650		€0.10
08/04/17	Capital increase by issuance of common shares	K€	0.1	K€	64.6	1,200		€0.10
09/14/17	Capital increase by issuance of common shares	K€	3.6	K€	208.2	35,925		€0.10
09/14/17	Issue of share subscription warrants	K€		K€	53.1		€
09/29/17	Capital increase by issuance of common shares	K€	0.1	K€	4.0	500		€0.10
09/30/17	Capital increase by incorporation of reserve	K€	23.1	K€	(23.1)	230,843		€0.10
10/02/17	Capital increase by issuance of common shares	K€	0.1	K€	4.0	500		€0.10
12/15/17	Capital increase by incorporation of reserve	K€	1.1	K€	(1.1)	11,001		€0.10

	Balance as of December 31, 2017	K€	2,499.1	K€	406,709.3	24,990,822		€0.10

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2018	K€	2,499.1	K€	406,709.3	24,990,822		€0.10
01/08/18	Capital increase by issuance of common shares	K€	0.7	K€	52.3	7,000		€0.10
01/09/18	Capital increase by issuance of common shares	K€	0.5	K€	25.2	5,010		€0.10
01/16/18	Capital increase by issuance of common shares	K€	2.0	K€	100.4	19,950		€0.10
01/18/18	Capital increase by issuance of common shares	K€	12.9	K€	963.6	129,000		€0.10
01/30/18	Capital increase by issuance of common shares	K€	1.3	K€	97.1	13,000		€0.10
01/31/18	Capital increase by issuance of common shares	K€	2.0	K€	149.4	20,000		€0.10
02/16/18	Capital increase by incorporation of reserve	K€	23.8	K€	(23.8)	238,337		€0.10
03/13/18	Capital increase by incorporation of reserve	K€	23.8	K€	(23.8)	238,319		€0.10
03/23/18	Capital increase by issuance of common shares	K€	352.8	K€	122,095.5	3,527,752		€0.10
03/26/18	Capital increase by issuance of common shares	K€	52.9	K€	18,314.3	529,162		€0.10
04/05/18	Capital increase by issuance of common shares	K€	1.2	K€	91.9	12,302		€0.10
04/06/18	Capital increase by incorporation of reserve	K€	5.8	K€	(5.8)	57,500		€0.10
04/06/18	Capital increase by issuance of common shares	K€	1.4	K€	105.6	14,138		€0.10
04/09/18	Capital increase by issuance of common shares	K€	0.4	K€	26.6	3,560		€0.10
04/16/18	Capital increase by issuance of common shares	K€	0.8	K€	88.0	7,500		€0.10
07/02/18	Capital increase by incorporation of reserve	K€	19.3	K€	(19.3)	193,000		€0.10
08/21/18	Issue of share subscription warrants	K€		K€	163.7		€
07/05/18	Capital increase by issuance of common shares	K€	3.3	K€	164.1	32,625		€0.10
07/11/18	Capital increase by issuance of common shares	K€	6.4	K€	478.1	64,000		€0.10
08/16/18	Capital increase by incorporation of reserve	K€	1.0	K€	(1.0)	10,000		€0.10
09/01/18	Capital increase by incorporation of reserve	K€	0.5	K€	(0.5)	5,000		€0.10
09/21/18	Capital increase by issuance of common shares	K€	0.5	K€	37.4	5,000		€0.10
10/27/18	Capital increase by incorporation of reserve	K€	1.5	K€	(1.5)	15,000		€0.10
12/09/18	Capital increase by incorporation of reserve	K€	2.0	K€	(2.0)	19,800		€0.10
12/31/18	Fees charged to share premium	K€		K€	(10,292.6)		€

	Balance as of December 31, 2018	K€	3,015.8	K€	539,292.0	30,157,777		€0.10

On March 20 and 21, 2018, the Company announced the launch and the price of an underwritten global offering of an aggregate of 3,527,752 new ordinary shares, in (i) a public offering of 1,392,015 ordinary shares in the form of 2,784,030 American Depositary Shares (ADSs, each ADS represents the right to receive one-half of one ordinary share) in the United States, Canada and certain other countries outside Europe and (ii) a concurrent private placement of 2,135,737 ordinary shares in Europe (including France).

In addition, the Company has granted the underwriters a 30-day option to purchase, on the same terms and conditions, up to 529,162 additional ordinary shares, which may be in the form of ADSs (the “Option”).

The pricing of the underwritten global offering was set at (i) a public offering price of $21.26 per ADS in the United States, Canada and certain other countries outside Europe (based on an exchange rate of $1.2246=€1.00) and at (ii) a public offering price of €34.71 per ordinary share in Europe (including France). The price of the global offering is equal to the volume weighted-average of the trading prices of the Company’s ordinary shares on Euronext Paris over the three (3) trading days prior to the launch of the global offering less a discount of 4.99%.

On March 23, 2018, the Company announced the closing of the underwritten global offering of new ordinary shares and Full Exercise of Underwriters’ Option to Purchase Additional Shares. The issuance and the settlement and delivery of the new ordinary shares on Euronext Paris took place on March 26, 2018.

As part of the closing of the underwritten global offering of new ordinary shares and Full Exercise of Underwriters’ Option public offering, share capital increased by the issuance of 4,056,914 shares (K€405.7) with a corresponding increase of €130.1 million in share premium (€140.4 million gross, or €130.1 million net after deduction of fees and expenses of €10.3 million).

No fees and banks commissions related to share capital increases in 2016 and 2017 were posted in deduction of the share premium.

10.2 Share Warrants and Employee Warrants

The Company has issued share warrants (BSAs), employee warrants (BSPCEs), performance shares (AGAs) and stock-options (SO) as follows:

Date	Type	Number of warrants issued as of 12/31/2016	Number of warrants null and void as of 12/31/2016	Number of warrants null and outstanding as of 12/31/2016	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	859	12,885	€4.33
01/21/2009	BSA/BSPCE	16,380	—	2,997	44,955	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	730	10,950	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	10,440	156,600	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	10,000	10,000	€8.59
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	13,000	13,000	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	5,000	5,000	€18.79
06/03/2014	AGA	186,000	30,000	—	—	€—

Date	Type	Number of warrants issued as of 12/31/2016	Number of warrants null and void as of 12/31/2016	Number of warrants null and outstanding as of 12/31/2016	Maximum number of shares to be issued	Strike price per share
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	13,000	695,500	695,500	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	6,000	36,000	36,000	€—
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63,750	5,000	58,750	58,750	€—
04/21/2016	SO	33,000	—	33,000	33,000	€62.82
05/02/2016	SO	22,000	—	22,000	22,000	€59.04
06/21/2016	SO	110,000	—	110,000	110,000	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	208,000	208,000	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	—	16,500	16,500	€64.39
10/27/2016	AGA	15,000	—	15,000	15,000	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33
12/09/2016	SO	74,960	—	74,960	74,960	€69.75
12/09/2016	AGA	23,600	—	23,600	23,600	€—

Total		4,275,616	273,294	2,360,945	2,606,435

Date	Type	Number of warrants issued as of 12/31/2017	Number of warrants null and void as of 12/31/2017	Number of warrants null and outstanding as of 12/31/2017	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	—	—	€4.33
01/21/2009	BSA/BSPCE	16,380	—	—	—	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	—	—	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	8,996	134,940	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	7,500	7,500	€8.59
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	9,500	9,500	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	2,500	2,500	€18.79

Date	Type	Number of warrants issued as of 12/31/2017	Number of warrants null and void as of 12/31/2017	Number of warrants null and outstanding as of 12/31/2017	Maximum number of shares to be issued	Strike price per share
06/03/2014	AGA	186,000	30,000	—	—	€—
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	23,000	454,657	454,657	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	9,000	21,999	21,999	€—
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63,750	6,250	57,500	57,500	€—
04/21/2016	SO	33,000	—	33,000	33,000	€62.82
05/02/2016	SO	22,000	—	22,000	22,000	€59.04
06/21/2016	SO	110,000	7,500	101,300	101,300	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	208,000	208,000	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	7,200	9,300	9,300	€64.39
10/27/2016	AGA	15,000	—	15,000	15,000	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33
12/09/2016	SO	74,960	2,000	72,000	72,000	€69.75
12/09/2016	AGA	23,600	1,900	21,700	21,700	€—
12/09/2016	BSA	59,000	24,992	34,008	34,008	€69.75
12/15/2016	SO	1,100	—	1,100	1,100	€69.35
01/16/2017	SO	19,100	—	19,100	19,100	€66.11
03/14/2017	AGA	22,500	2,500	20,000	20,000	€—
03/15/2017	SO	7,200	—	7,200	7,200	€66.25
04/18/2017	SO	16,500	—	16,500	16,500	€60.77
04/20/2017	AGA	24,000	—	24,000	24,000	€—
06/15/2017	SO	126,000	7,500	118,500	118,500	€59.05
06/15/2017	SO	111,600	—	111,600	111,600	€60.54
06/15/2017	BSA	9,000	—	9,000	9,000	€59.05
07/17/2017	SO	30,900	—	30,900	30,900	€71.61
09/15/2017	SO	52,600	—	52,600	52,600	€74.22
12/05/2017	SO	625,200	—	625,200	625,200	€39.00
12/15/2017	SO	8,300	—	8,300	8,300	€38.08

Total		5,388,616	341,196	3,148,469	3,309,539

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	—	—	€4.33
01/21/2009	BSA/BSPCE	16,380	—	—	—	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	—	—	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	7,666	114,990	€5.13
11/22/2011	BSA/BSPCE	11,377	—	—	—	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	5,000	5,000	€8.59

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	7,000	7,000	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	203,000	203,000	€7.57
06/03/2014	BSA	10,000	—	—	—	€18.79
06/03/2014	AGA	186,000	30,000	—	—	€—
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	23,000	—	—	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	9,000	—	—	€—

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63,750	6,250	—	—	€—
04/21/2016	SO	33,000	11,000	22,000	22,000	€62.82
05/02/2016	SO	22,000	22,000	—	—	€59.04
06/21/2016	SO	110,000	21,300	87,500	87,500	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	—	—	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	7,200	9,300	9,300	€64.39
10/27/2016	AGA	15,000	—	—	—	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
12/09/2016	SO	74,960	22,965	51,995	51,995	€69.75
12/09/2016	AGA	23,600	3,800	—	—	€—
12/09/2016	BSA	59,000	24,992	34,008	34,008	€69.75
12/15/2016	SO	1,100	—	1,100	1,100	€69.35
01/16/2017	SO	19,100	—	19,100	19,100	€66.11
03/14/2017	AGA	22,500	5,500	17,000	17,000	€—
03/17/2017	SO	7,200	—	7,200	7,200	€66.25
04/18/2017	SO	16,500	9,300	7,200	7,200	€60.77
04/20/2017	AGA	24,000	—	24,000	24,000	€—
06/15/2017	SO	126,000	35,000	91,000	91,000	€59.05
06/15/2017	SO	111,600	—	111,600	111,600	€60.54
06/15/2017	BSA	9,000	—	9,000	9,000	€59.05
07/17/2017	SO	30,900	23,700	7,200	7,200	€71.61

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
09/15/2017	SO	52,600	7,200	45,400	45,400	€74.22
12/05/2017	SO	625,200	85,125	540,075	540,075	€39.00
12/15/2017	SO	8,300	—	8,300	8,300	€38.18
01/15/2018	SO	15,500	7,200	8,300	8,300	€43.60
04/16/2018	SO	16,500	—	16,500	16,500	€38.64
05/16/2018	SO	16,500	—	16,500	16,500	€40.84
06/15/2018	SO	23,600	—	23,600	23,600	€38.92
06/22/2018	SO	50,000	—	50,000	50,000	€37.22
06/22/2018	AGA	486,153	21,125	465,028	465,028	€—
07/02/2018	BSA	44,000	—	44,000	44,000	€37.24
07/16/2018	SO	28,800	—	28,800	28,800	€33.81
08/15/2018	SO	33,500	—	33,500	33,500	€32.90
09/06/2018	SO	65,000	—	65,000	65,000	€36.96

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
06/09/2018	AGA	450	—	450	450	€—
09/17/2018	SO	80,900	—	80,900	80,900	€40.94
10/15/2018	SO	76,700	—	76,700	76,700	€37.28
11/01/2018	AGA	57,000	10,500	46,500	46,500	€—
11/15/2018	SO	26,000	—	26,000	26,000	€32.57
11/29/2018	SO	350,000	—	350,000	350,000	€30.02
12/12/2018	SO	34,000	—	34,000	34,000	€27.96
12/12/2018	AGA	19,250	—	19,250	19,250	€—
12/17/2018	SO	7,200	—	7,200	7,200	€26.76

Total		6,819,669	605,451	3,258,972	3,366,296

The totals presented above do not include the warrants cancelled prior to December 31, 2009.

As part of the initial public offering on Euronext, the nominal value of the shares underwent a fifteen-for-one share split following the decision of the Combined General Meeting of December 9, 2011.

The impact of the share-based payments on the net income (or loss) is presented in Note 17.